Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2024	Jan. 31, 2023
Current assets
Cash	$ 37,384	$ 8,307
Amounts receivable	39,536	17,196
Prepaids and other current assets	247,826	49,224
Total assets	324,746	74,727
Current liabilities
Accounts payable and accrued liabilities	4,976,823	5,436,024
Due to related parties (Note 15)	1,295,199	964,261
Financial guarantee liability (Note 18(c))	550,392	667,042
Loans payable (Note 8)	0	80,000
Warrant liabilities (Notes 10(a) and 10(b))	4,468	0
Total current liabilities	6,826,882	7,147,327
Non-current liabilities
Financial guarantee liability (Note 18(c))	590,870	440,170
Convertible debentures (Note 7)	245,234	0
Loans payable (Note 8)	82,495	0
Warrant liabilities (Notes 10(a) and 10(b))	275,032	20,700
Total liabilities	8,020,513	7,608,197
Deficit
Common shares (Note 9)	78,459,590	76,571,515
Common shares issuable (Note 9(i))	0	74,000
Reserves (Notes 10(c), 11 and 12)	25,581,211	24,581,942
Accumulated other comprehensive income	226,391	231,003
Accumulated deficit	(115,075,713)	(112,186,681)
Deficit attributable to shareholders	(10,808,521)	(10,728,221)
Non-controlling interests (Note 13)	3,112,754	3,194,751
Total deficit	(7,695,767)	(7,533,470)
Total liabilities and deficit	$ 324,746	$ 74,727